UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

April 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 59.1%

	Aerospace & Defense – 0.2%

$10	Raytheon Company	4.400%	2/15/20	A–	$11,498
	Airlines – 0.5%

25	Air Canada, 144A	12.000%	2/01/16	B–	27,344
	Auto Components – 0.5%

25	Dana Holding Corporation	6.500%	2/15/19	BB	27,031
	Beverages – 0.9%

30	Anheuser Busch InBev	8.200%	1/15/39	A	49,549
	Biotechnology – 0.3%

15	STHI Holding Corporation, 144A	8.000%	3/15/18	B	16,425
	Capital Markets – 6.7%

15	E Trade Financial Corporation	6.375%	11/15/19	B2	16,125

215	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	259,026

50	Morgan Stanley	6.625%	4/01/18	A	59,941

45	Morgan Stanley	5.625%	9/23/19	A	52,423
325	Total Capital Markets				387,515
	Chemicals – 2.4%

20	CF Industries Inc.	6.875%	5/01/18	Baa2	24,076

40	Dow Chemical Company	4.250%	11/15/20	BBB	44,416

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,489

25	Eastman Chemical Company	3.600%	8/15/22	BBB	26,535

5	Praxair, Inc.	4.500%	8/15/19	A	5,806

25	Rhodia SA, 144A	6.875%	9/15/20	BBB+	28,417
125	Total Chemicals				139,739
	Commercial Banks – 2.7%

25	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	26,500

40	HSBC Holdings PLC	6.800%	6/01/38	A+	52,926

40	Rabobank Nederland	3.875%	2/08/22	Aa2	43,444

25	Royal Bank of Scotland	6.125%	12/15/22	BBB–	26,897

5	Wells Fargo & Company	3.450%	2/13/23	A+	5,102
135	Total Commercial Banks				154,869
	Commercial Services & Supplies – 0.1%

7	Ceridian Corporation, 144A	8.875%	7/15/19	B1	8,216
	Consumer Finance – 1.5%

15	American Express Credit Corporation	1.750%	6/12/15	A+	15,332

10	American Express Credit Corporation	2.800%	9/19/16	A+	10,607

30	Discover Financial Services	5.200%	4/27/22	BBB	34,387

25	Ford Motor Credit Company	4.250%	9/20/22	Baa3	26,436
80	Total Consumer Finance				86,762
	Containers & Packaging – 0.5%

2	Intertape Polymer US Inc.	8.500%	8/01/14	B–	2,000

25	Rock-Tenn Company, 144A	3.500%	3/01/20	BBB–	25,993
27	Total Containers & Packaging				27,993
	Diversified Financial Services – 11.6%

155	Bank of America Corporation	5.875%	1/05/21	A	187,041

10	Bank of America Corporation	6.500%	8/01/16	A	11,534

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$50	Citigroup Inc.	6.125%	11/21/17	A	$59,459

85	Citigroup Inc.	4.500%	1/14/22	A	95,978

15	Citigroup Inc.	4.050%	7/30/22	BBB+	15,592

40	Citigroup Inc.	6.875%	3/05/38	A	54,549

55	General Electric Capital Corporation	5.300%	2/11/21	AA	63,895

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	33,882

75	JPMorgan Chase & Company	6.000%	1/15/18	A+	89,402

45	JPMorgan Chase & Company	3.200%	1/25/23	A+	46,117

10	JPMorgan Chase & Company, (WI/DD)	3.375%	5/01/23	A+	9,975
565	Total Diversified Financial Services				667,424
	Diversified Telecommunication Services – 3.3%

35	AT&T, Inc.	6.800%	5/15/36	A	46,034

10	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	10,650

15	France Telecom	5.375%	7/08/19	A3	17,616

50	Qwest Corporation	6.750%	12/01/21	BBB–	58,846

45	Verizon Communications	6.250%	4/01/37	A	55,533
155	Total Diversified Telecommunication Services				188,679
	Energy Equipment & Services – 2.5%

40	Ensco PLC	4.700%	3/15/21	BBB+	45,498

15	Gulfmark Offshore Inc., 144A	6.375%	3/15/22	BB–	15,675

5	Nabors Industries Inc.	9.250%	1/15/19	BBB	6,420

5	Offshore Group Investment Limited, 144A	7.500%	11/01/19	B–	5,388

10	Precision Drilling Corporation	6.500%	12/15/21	Ba1	10,825

40	Transocean Inc.	3.800%	10/15/22	BBB–	40,587

15	Weatherford International Limited	7.000%	3/15/38	Baa2	17,726
130	Total Energy Equipment & Services				142,119
	Food & Staples Retailing – 0.4%

20	CVS Caremark Corporation	3.250%	5/18/15	BBB+	21,007
	Food Products – 0.4%

5	Kraft Foods Inc.	6.125%	2/01/18	Baa2	6,000

15	Tyson Foods	4.500%	6/15/22	BBB	16,562
20	Total Food Products				22,562
	Health Care Providers & Services – 0.5%

20	UnitedHealth Group Incorporated	6.875%	2/15/38	A	27,795
	Independent Power Producers & Energy Traders – 0.6%

23	Calpine Corporation, 144A	7.875%	7/31/20	BB	26,048

10	NRG Energy Inc.	7.875%	5/15/21	BB	11,325
33	Total Independent Power Producers & Energy Traders				37,373
	Insurance – 2.6%

25	Berkshire Hathaway Finance Corporation	5.400%	5/15/18	AA+	29,967

40	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	48,366

15	MetLife Inc.	7.717%	2/15/19	A–	19,711

20	Prudential Financial Inc.	7.375%	6/15/19	A	25,776

20	Prudential Financial Inc.	5.900%	3/17/36	A	23,870
120	Total Insurance				147,690

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 0.2%

$10	Terex Corporation	6.000%	5/15/21	B+	$10,750
	Media – 6.1%

20	Comcast Corporation	6.400%	5/15/38	A–	26,729

10	Cox Communications Inc.	5.500%	10/01/15	BBB+	11,120

35	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	40,772

40	NBC Universal Media LLC	2.875%	1/15/23	A–	41,127

50	News America Holdings Inc.	6.150%	2/15/41	BBB+	62,800

15	SES SA, 144A	3.600%	4/04/23	BBB	15,582

55	Time Warner Cable Inc.	6.550%	5/01/37	BBB	66,382

30	Time Warner Inc.	4.875%	3/15/20	BBB+	34,932

56	Viacom Inc.	4.375%	3/15/43	BBB+	53,334
311	Total Media				352,778
	Metals & Mining – 4.8%

25	Alcoa Inc.	5.400%	4/15/21	BBB–	26,141

25	ArcelorMittal	6.750%	2/25/22	BB+	27,422

40	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	40,014

50	Newmont Mining Corporation	6.250%	10/01/39	BBB+	55,548

25	Teck Resources Limited	6.125%	10/01/35	BBB	26,856

25	Teck Resources Limited	6.250%	7/15/41	BBB	27,093

25	United States Steel Corporation	6.050%	6/01/17	BB	26,625

40	Vale Overseas Limited	6.875%	11/10/39	A–	47,932
255	Total Metals & Mining				277,631
	Multiline Retail – 1.5%

40	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB	42,827

35	Target Corporation	5.375%	5/01/17	A+	40,954
75	Total Multiline Retail				83,781
	Oil, Gas & Consumable Fuels – 4.1%

55	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	69,468

10	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	10,250

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	22,878

10	Forest Oil Corporation	7.250%	6/15/19	B2	10,125

15	Key Energy Services Inc., 144A	6.750%	3/01/21	BB–	15,675

10	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	10,650

25	Plains All American Pipeline LP	5.750%	1/15/20	BBB	30,335

10	Sabine Pass LNG LP	7.500%	11/30/16	BB+	11,300

25	SM Energy Company	6.625%	2/15/19	BB	26,906

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	30,318
205	Total Oil, Gas & Consumable Fuels				237,905
	Paper & Forest Products – 0.8%

10	Domtar Corporation	4.400%	4/01/22	BBB–	10,250

25	International Paper Company	8.700%	6/15/38	BBB	37,654
35	Total Paper & Forest Products				47,904
	Pharmaceuticals – 0.2%

10	VP Escrow Corporation, 144A	6.375%	10/15/20	BB–	11,075

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Real Estate Investment Trust – 1.0%

$25		HCP Inc.	3.750%	2/01/19	BBB+	$27,106

25		Prologis Inc.	6.875%	3/15/20	Baa2	30,972
50		Total Real Estate Investment Trust				58,078
		Semiconductors & Equipment – 0.2%

10		Freescale Semiconductor Inc.	9.250%	4/15/18	B1	11,000
		Thrifts & Mortgage Finance – 0.6%

30		WEA Finance LLC, 144A	4.625%	5/10/21	A2	33,966
		Tobacco – 1.4%

50		Altria Group Inc.	9.950%	11/10/38	Baa1	83,328
$2,908		Total Corporate Bonds (cost $3,037,758)				3,399,786

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		$1,000 PAR (OR SIMILAR) INSTITUTIONALSTRUCTURES – 3.2%

		Commercial Banks – 2.2%

20	EUR	Barclays Bank PLC	4.750%	N/A (3)	BBB	$19,754

55		Wachovia Capital Trust III	5.570%	N/A (3)	BBB+	55,275

50		Wells Fargo Capital Trust X	5.950%	12/15/36	BBB+	51,116
		Total Commercial Banks				126,145

		Insurance – 1.0%

50		Catlin Insurance Company Limited	7.249%	N/A (3)	BBB+	51,563

5		Prudential Financial Inc.	5.200%	3/15/44	BBB+	5,088
		Total Insurance				56,651
		Total $1,000 Par (or similar) Institutional Structures (cost $173,387)				182,796

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		MORTGAGE-BACKED SECURITIES – 27.3%

$208		Fannie Mae Mortgage Pool 929182	5.000%	3/01/38	Aaa	$224,832

33		Fannie Mae Mortgage Pool 946228	6.076%	9/01/37	Aaa	35,771

72		Fannie Mae Mortgage Pool 984834	5.000%	7/01/38	Aaa	77,884

800		Fannie Mae TBA Mortgage Pool MDR, (WI/DD)	2.500%	TBA	Aaa	836,500

200		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	215,625

170		Fannie Mae TBA Mortgage Pool MDR, (WI/DD)	4.000%	TBA	Aaa	181,953
$1,483		Total Mortgage-Backed Securities (cost $1,545,874)				1,572,565

Principal Amount (000)		Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
		TAXABLE MUNICIPAL BONDS – 1.5%

		Illinois – 1.5%
$75		Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$86,542
$75		Total Taxable Municipal Bonds (cost $75,000)				86,542

4	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%

$25		U.S. Treasury Notes	0.750%	12/31/17	Aaa	$25,156
$25		Total U.S. Government and Agency Obligations (cost $24,866)				25,156

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 1.4%

		Peru – 0.4%

$15		Republic of Peru	6.550%	3/14/37	BBB	$21,412
		South Africa – 1.0%

400	ZAR	Republic of South Africa	10.500%	12/21/26	A–	59,259
		Total Sovereign Debt (cost $73,288)				80,671

Principal Amount (000)		Description (1)	Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS – 26.3%

$1,514		Repurchase Agreement with State Street Bank, dated 4/30/13, repurchase price $1,513,681, collateralized by $1,515,000 U.S. Treasury Notes, 1.000%, due 3/31/17, value $1,547,607	0.010%	5/01/13		$1,513,680
		Total Short-Term Investments (cost $1,513,680)				1,513,680
		Total Investments (cost $6,443,853) – 119.2%				6,861,196
		Other Assets Less Liabilities – (19.2)% (6)				(1,107,350)
		Net Assets – 100%				$5,753,846

Investments in Derivatives as of April 30, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (6)
Bank of America	Japanese Yen	9,000,000	U.S. Dollar	90,742	7/12/13	$(1,615)
Citibank	Euro	12,000	U.S. Dollar	15,607	5/31/13	(199)
Citibank	U.S. Dollar	210,502	Canadian Dollar	215,000	6/28/13	2,626
JPMorgan	U.S. Dollar	39,851	Mexican Peso	500,000	5/31/13	1,231
						$2,043

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount (U.S. Dollars)	Fixed Rate (Annualized)	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars) (6)
JPMorgan	Markit CDX NA HY 20 Index	Sell	3.63%	$1,800,000	5.000%	6/20/18	$121,111	$41,236
JPMorgan	Markit CDX NA IG 20 Index	Sell	0.82	1,000,000	1.000	6/20/18	13,363	8,094
								$49,330

Futures Contracts oustanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Long Bond	Short	(2)	6/13	$(296,750)	$(7,862)

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$3,399,786	$—	$3,399,786
$1,000 Par (or similar) Institutional Structures	—	182,796	—	182,796
Mortgage-Backed Securities	—	1,572,565	—	1,572,565
Taxable Municipal Bonds	—	86,542	—	86,542
U.S. Government and Agency Obligations	—	25,156	—	25,156
Sovereign Debt	—	80,671	—	80,671
Short-Term Investments:
Repurchase Agreements	—	1,513,680	—	1,513,680
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	2,043	—	2,043
Credit Default Swaps*	—	49,330	—	49,330
Futures Contracts*	(7,862)	—	—	(7,862)
Total	$(7,862)	$6,912,569	$—	$6,904,707

*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30,2013, the cost of investments (excluding investments in derivatives) was $6,343,377.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$517,819
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$517,819

6	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investments, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not applicable.

EUR	Euro

ZAR	South African Rand

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

April 30, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 97.5%

	National – 0.4%

$400	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, Series 2013A-5, 5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)	1/18 at 100.00	Ba1	$400,304

1,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, Series 2000B, 5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)	11/13 at 100.00	Ba2	1,000,240
1,400	Total National			1,400,544
	Alabama – 0.5%

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	1,015,589

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41	6/21 at 100.00	Aa2	569,970
1,350	Total Alabama			1,585,559
	Alaska – 0.6%

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
735	4.625%, 6/01/23	6/14 at 100.00	Ba1	737,830
1,385	5.000%, 6/01/46	6/14 at 100.00	B+	1,241,334
2,120	Total Alaska			1,979,164
	Arizona – 3.1%

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 17.883%, 1/01/20 (IF)	No Opt. Call	AA–	1,472,120

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2013D:
1,010	5.000%, 2/01/28	2/23 at 100.00	BBB+	1,114,444
2,000	5.000%, 2/01/33	2/23 at 100.00	BBB+	2,177,780

1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	1,168,040

300	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/27 – AGM Insured	10/19 at 100.00	AA–	341,928

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	1,468,392

900	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 5.875%, 4/01/22	4/20 at 100.00	BB–	937,008

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 17.760%, 1/01/38 (IF) (5)	1/18 at 100.00	Aa1	760,920

450	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 4.625%, 3/01/22	No Opt. Call	BB+	451,922

345	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+	402,053

65	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	59,640
8,765	Total Arizona			10,354,247
	Arkansas – 0.6%

1,000	Boone County, Arkansas, Hospital Revenue Refunding Bonds, North Arkansas Regional Medical Center Project, Series 2013, 4.500%, 5/01/33	5/20 at 100.00	N/R	995,430

1,100	Conway Health Facilities Board, Arkansas, Hospital Revenue Bond, Conway Regional Medical Center, Improvement Series 2012, 4.450%, 8/01/32	8/22 at 100.00	BBB+	1,146,299
2,100	Total Arkansas			2,141,729

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California – 9.7%

$500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A	$587,120

700	Anaheim Public Finance Authority, California, Electric Distribution Revenue Bonds, Series 1999, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	N/R	736,022

655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2010-U1, 5.250%, 4/01/40	No Opt. Call	AAA	928,135

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 19.182%, 10/01/16 (IF)	No Opt. Call	Aa1	842,320

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	1,174,790

295	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB+	300,735

1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2	1,431,911

755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	BBB–	774,940

1,155	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2012C, 4.250%, 6/01/17	No Opt. Call	BBB–	1,167,058

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2	672,359

1,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	A1	1,252,230

50	California State, General Obligation Veterans Bonds, Refunding Series 2005CB, 5.050%, 12/01/36 (Alternative Minimum Tax)	6/15 at 100.00	AA	51,085

450	California State, General Obligation Bonds, Refunding Various Purpose Series 2012B, 1.140%, 5/01/18	11/17 at 100.00	A1	450,954

2,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 1.170%, 4/01/52	2/17 at 100.00	A+	2,008,920

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – FGIC Insured	10/13 at 100.00	AA+	736,006

405	Compton Unified School District, Los Angeles County, California, General Obligation Bonds, 2002 Election, Refunding Series 2006D, 0.000%, 6/01/22 – AMBAC Insured	No Opt. Call	Aa3	282,982

1,000	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/21	No Opt. Call	A	725,170

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	8/19 at 100.00	AA–	1,240,720

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
200	5.000%, 6/01/45	6/15 at 100.00	A2	208,706
130	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	135,659
30	4.625%, 6/01/45	6/15 at 100.00	A2	30,877
135	4.625%, 6/01/45 – RAAI Insured	6/15 at 100.00	A2	138,945

215	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B	198,333

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013:
385	4.500%, 4/15/24	4/23 at 100.00	BBB	407,164
400	4.500%, 4/15/25	4/23 at 100.00	BBB	417,292
870	4.500%, 4/15/27	4/23 at 100.00	BBB	893,899

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	$57,458

1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA	1,087,560

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,192,550

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	AA–	575,840

750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	901,455

1,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2012B-1, 0.290%, 7/01/27	11/14 at 100.00	AAA	1,000,020

890	Napa Valley Unified School District, Napa County, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 8/01/29	No Opt. Call	Aa2	458,341

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	100,106

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	10/13 at 100.00	BB	1,025,080

2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2009D, 3.500%, 5/01/28	No Opt. Call	A+	2,074,460

850	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AA–	951,295

1,925	Santa Clarita Community College District, California, General Obligation Bonds, Series 2013, 3.000%, 8/01/27	8/23 at 100.00	AA	1,933,643

225	Stockton Unified School District, San Joaquin County, California, Certificates of Participation, Series 2007, 4.375%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A–	222,930

	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A:
25	4.000%, 8/01/15 – AGM Insured	No Opt. Call	AA–	26,676
100	5.000%, 8/01/24 – AGC Insured	8/16 at 102.00	AA–	109,944

	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006:
110	5.000%, 9/01/19 – FGIC Insured	9/15 at 100.00	A	118,307
300	4.250%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	310,965
50	4.250%, 9/01/26 – FGIC Insured	9/15 at 100.00	A	51,404

500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32	9/21 at 100.00	BBB+	599,820

750	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.250%, 5/15/30 – AMBAC Insured	5/13 at 100.00	N/R	764,963

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	846,083
30,285	Total California			32,203,232
	Colorado – 3.2%

1,605	Arapahoe County Water and Wastewater Public Improvement District, Colorado, General Obligation Bonds, Refunding Series 2012, 3.000%, 12/01/29	12/22 at 100.00	AA–	1,550,831

1,845	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 5.000%, 1/01/20	No Opt. Call	BBB–	2,093,319

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB+	$541,840

1,635	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (5)	12/22 at 100.00	A–	1,863,949

1,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2012H, 4.000%, 3/15/27	No Opt. Call	Aa2	1,089,670

280	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 – AMBAC Insured	No Opt. Call	A+	291,178

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	Baa2	326,655

535	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	580,957

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	535,410

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	1,208,370

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	532,095
9,700	Total Colorado			10,614,274
	Connecticut – 0.3%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 13.558%, 7/01/15 (IF)	No Opt. Call	AAA	932,097
	Delaware – 0.4%

1,440	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB	1,511,971
	District of Columbia – 0.3%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/13 at 100.00	Baa1	462,366

575	District of Columbia, Revenue Bonds, The Association of American Medical Colleges Issue, Series 2011A, 5.000%, 10/01/30	10/23 at 100.00	A+	660,307
1,025	Total District of Columbia			1,122,673
	Florida – 5.1%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
185	5.000%, 11/15/20	No Opt. Call	BBB	214,644
250	5.000%, 11/15/21	No Opt. Call	BBB	290,238

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB–	1,508,587

750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB–	768,210

	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B:
1,000	5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–	1,139,770
1,130	4.625%, 9/01/27 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–	1,231,553

265	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	293,074

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,336,700

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	918,896

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$2,000	Hillsborough County, Florida, Solid Waste and Resource Recovery Revenue Bonds, Series 2006A, 5.000%, 9/01/25 – AMBAC Insured (Alternative Minimum Tax)	9/16 at 100.00	AA	$2,207,420

625	Jacksonville Port Authority, Florida, Revenue Bonds, Refunding Series 2012, 4.500%, 11/01/32 (Alternative Minimum Tax)	11/22 at 100.00	A2	651,263

2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	2,068,000

1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s Hospital, Series 2010A, 5.250%, 8/01/21	8/20 at 100.00	A	1,185,480

500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2008B, 5.250%, 5/01/31 – AGC Insured	5/18 at 100.00	AA–	561,580

1,030	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012B, 4.000%, 10/01/42	4/22 at 100.00	A	1,059,190

400	Sanibel, Florida, General Obligation Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R	415,028

110	The City of Miami, Florida, Special Revenue Refunding Bonds, Series 1987, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	Baa2	104,358

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	3,824

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	9,390

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	4,660

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	—

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	2,875

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	14,713

35	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	14,113
15,660	Total Florida			17,003,566
	Georgia – 1.3%

1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Series 2011, 5.250%, 7/01/28	7/21 at 100.00	Aa3	1,364,482

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	Aa3	734,507

60	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011A, 5.000%, 1/01/19	No Opt. Call	A+	72,331

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	568,020

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	853,875

530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	AA–	597,246
3,645	Total Georgia			4,190,461

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 1.1%

$1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	Ba2	$1,040,870

	Guam Government, General Obligation Bonds, 2009 Series A:
215	5.750%, 11/15/14	No Opt. Call	B+	223,639
1,515	6.000%, 11/15/19	No Opt. Call	B+	1,679,590

500	Guam International Airport Authority, Revenue Bonds, Series 2003C, 5.375%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	BBB	505,085

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	260,881
3,465	Total Guam			3,710,065
	Hawaii – 0.5%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	3/17 at 100.00	Baa1	1,564,980
	Idaho – 1.1%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	882,578

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	A	1,151,490

30	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1, 6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	30,378

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	Baa1	473,133
1,070	4.600%, 9/01/27	9/22 at 100.00	Baa1	1,138,052
3,280	Total Idaho			3,675,631
	Illinois – 6.6%

1,000	Berwyn, Illinois, General Obligation Bonds, Refunding Series 2004, 5.000%, 12/01/13 – AMBAC Insured	No Opt. Call	N/R	1,022,940

1,000	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 6.000%, 11/01/35	11/20 at 100.00	BBB	1,148,780

750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012A, 4.000%, 1/01/32 (Alternative Minimum Tax)	1/22 at 100.00	A2	769,050

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	548,155

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	1,168,500

360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122, 16.595%, 9/01/32 (IF) (5)	9/22 at 100.00	A–	493,146

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	866,595

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	727,857

960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,115,443

150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/35 – NPFG Insured	5/17 at 100.00	AA–	156,884

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	790,314

25	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	8/13 at 100.00	BBB–	25,054

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$665	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	7/13 at 100.00	Baa2	$667,840

420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304, 17.980%, 1/01/21 (WI/DD, Settling 5/16/13) (IF)	No Opt. Call	AA–	643,650

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
400	4.000%, 10/01/19	No Opt. Call	Baa1	439,232
170	4.000%, 10/01/22	No Opt. Call	Baa1	186,490

1,275	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/18	No Opt. Call	A	1,491,317

230	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	275,416

3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	4,172,445

2,050	Saint Charles, Illinois, General Obligation Bonds, Series 2012A, 3.250%, 12/01/32	12/22 at 100.00	Aa1	2,002,748

750	Southwestern Illinois Development Authority, Local Government Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	2/19 at 100.00	AA–	904,133

	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
825	5.500%, 1/01/38	1/23 at 100.00	AA–	926,549
1,500	4.250%, 1/01/38	1/23 at 100.00	AA–	1,513,560
19,230	Total Illinois			22,056,098
	Indiana – 3.4%

750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	842,258

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,128,950

2,750	Franklin Township Multi-School Building Corporation, Indianapolis, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Refunding Series 2012A, 4.000%, 1/15/37	1/23 at 100.00	AA+	2,872,045

830	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	875,584

2,000	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007-B2, 0.200%, 10/15/22	No Opt. Call	A2	1,771,820

1,500	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	BBB+	1,710,960

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB+	585,071

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	512,550

900	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18 – NPFG Insured	9/13 at 100.00	Baa1	903,366

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A+	293,470
10,965	Total Indiana			11,496,074

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 1.5%

	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
$1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	$1,120,540
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,114,620

745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA–	859,723

2,000	Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and Clinics, SUI Series 2012, 4.000%, 9/01/34	9/22 at 100.00	AA	2,091,160
4,745	Total Iowa			5,186,043
	Kansas – 0.7%

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	A+	1,398,274

1,000	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2012C, 5.500%, 5/01/13	No Opt. Call	N/R	1,000,010
2,240	Total Kansas			2,398,284
	Kentucky – 0.5%

1,570	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	1,827,166
	Louisiana – 2.3%

870	Caddo Parish Parishwide School District, Louisiana, General Obligation Bonds, Refunding Series 2013, 3.000%, 3/01/30	No Opt. Call	AA–	849,842

1,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 3.625%, 10/01/29 – AGM Insured	10/22 at 100.00	AA–	1,023,600

	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, South Louisiana Facilities Corporation Project, Refunding Series 2012:
1,070	3.000%, 10/01/24	10/22 at 100.00	AA–	1,073,082
1,085	3.125%, 10/01/25	10/22 at 100.00	AA–	1,092,150

970	Lafourche Parish, Louisiana, Road Revenue Bonds, Series 2005, 4.500%, 1/01/25 – RAAI Insured	No Opt. Call	N/R	979,273

835	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 5.000%, 7/01/16 – CIFG Insured	No Opt. Call	N/R	920,337

50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31	5/21 at 100.00	Baa1	60,213

1,315	New Orleans, Louisiana, Water Revenue Bonds, Series 2002, 5.000%, 12/01/16 – FGIC Insured	6/13 at 100.00	BBB	1,318,945

430	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/13 at 100.00	A–	432,369
7,625	Total Louisiana			7,749,811
	Maine – 0.6%

830	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%, 11/15/24 – AGM Insured (Alternative Minimum Tax)	11/21 at 100.00	AA+	876,970

1,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-2, 3.600%, 11/15/26	11/21 at 100.00	AA+	1,057,270
1,830	Total Maine			1,934,240
	Maryland – 2.2%

845	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Refunding Series 2012, 4.000%, 9/01/21	No Opt. Call	A2	961,044

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)

$1,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2012, 3.000%, 8/01/27	No Opt. Call	AAA	$1,023,500

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
375	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	397,538
140	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	142,797

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	599,250

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,141,600
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,132,260

1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2012A, 3.000%, 11/01/28	No Opt. Call	AAA	1,019,910

1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Refunding Series 2013B, 3.000%, 3/01/26	3/23 at 100.00	AAA	1,037,300
6,860	Total Maryland			7,455,199
	Massachusetts – 1.7%

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	1,128,370

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	927,428

1,085	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2012J, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,209,352

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	1,536

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.732%, 12/15/34 (IF) (5)	12/19 at 100.00	AAA	819,877

1,675	Massachusetts State, General Obligation Bonds, Refunding Series 2012A, 0.620%, 2/01/16	8/15 at 100.00	AA+	1,675,067
5,345	Total Massachusetts			5,761,630
	Michigan – 1.1%

30	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/16 – FGIC Insured	No Opt. Call	Aa2	33,386

250	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/14 – SYNCORA GTY Insured	10/13 at 100.00	Caa3	248,225

100	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 4.000%, 4/01/14 – AMBAC Insured	No Opt. Call	B	98,102

1,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R	992,310

400	Michigan Finance Authority, Hospital Revenue Bonds, Holland Community Hospital, Refunding Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A+	450,416

500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	BB	539,530

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3	833,513

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	312,003
3,330	Total Michigan			3,507,485

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.3%

$1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	$1,179,889
	Mississippi – 0.7%

1,500	Jackson County, Mississippi, Certificates of Participation, Correctional Facility Project, Series 2012, 3.375%, 7/01/29	7/22 at 100.00	AA–	1,489,230

750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	854,738
2,250	Total Mississippi			2,343,968
	Missouri – 1.7%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A	1,112,780

900	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Refunding Series 2010, 5.500%, 9/01/20	9/13 at 100.00	BBB+	925,227

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	11/14 at 100.00	A-	1,063,180

500	Missouri State Board of Public Building, Special Obligation Bonds, Refunding Series 2012A, 3.000%, 10/01/26	10/20 at 100.00	AA+	511,370

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	214,254

1,500	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	1,722,780
5,187	Total Missouri			5,549,591
	Nebraska – 0.2%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2	559,995
	Nevada – 0.3%

1,000	Nevada State, General Obligation Bonds, Municipal Bond Bank Projects 84, 85 & 86, Series 2013A, 3.000%, 8/01/27	8/22 at 100.00	AA+	988,900

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	104,343
1,100	Total Nevada			1,093,243
	New Hampshire – 0.2%

580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	No Opt. Call	BBB+	654,750
	New Jersey – 2.0%

1,660	Florence Township School District, Burlington County, New Jersey, General Obligation Bonds, Series 2012, 4.000%, 3/01/29	3/22 at 100.00	AA–	1,819,692

1,280	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/16	No Opt. Call	BBB+	1,433,779

40	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007U, 5.000%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	41,521

1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.250%, 6/15/26	No Opt. Call	A+	1,196,650

500	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/22	No Opt. Call	A+	616,820

310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.041%, 1/01/43 (IF) (5)	7/22 at 100.00	A+	452,888

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)

$1,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B2	$1,005,199
5,915	Total New Jersey			6,566,549
	New Mexico – 0.2%

600	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	645,846
	New York – 5.2%

1,020	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 4.000%, 5/01/22	No Opt. Call	BBB–	1,114,442

750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	889,590

1,905	Dormitory Authority of the State of New York, Rochester Institute of Technology Revenue Bond, Series 2012, 4.000%, 7/01/33	No Opt. Call	A1	1,988,972

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	2/17 at 100.00	BBB–	691,625

250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	306,890

470	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Winthrop-University Hospital Association, Series 2012, 5.000%, 7/01/19	No Opt. Call	Baa1	555,789

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	100,231

35	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	35,762

1,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB	1,034,500

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.982%, 10/01/16 (IF)	No Opt. Call	AA+	734,680

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	683,505

50	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	9/13 at 100.00	Aa1	50,949

1,000	New York State Mortgage Agency, Mortgage Revenue Bonds, Forty-Eighth Series, 3.450%, 10/01/33	10/22 at 100.00	Aaa	1,000,940

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	6/13 at 100.00	AA–	934,213

	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Ba1	639,933
635	5.000%, 6/15/25	6/22 at 100.00	Ba1	667,245

915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Ba1	961,464

300	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A, 4.000%, 5/01/16	No Opt. Call	BBB+	321,531

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Fifth Series 2012, 3.000%, 12/01/27	No Opt. Call	AA–	1,002,060

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA–	$1,508,650

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	494,406

1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,087,630

450	Westchester County Local Development Corporation, New York, Revenue Refunding Bonds, Kendal on Hudson Project, Series 2013, 3.000%, 1/01/18	No Opt. Call	BBB	465,984
15,790	Total New York			17,270,991
	North Carolina – 4.0%

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.914%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	966,458

2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/34 (UB) (5)	1/19 at 100.00	AA–	2,250,580

2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.000%, 1/15/31	1/21 at 100.00	AA–	2,306,820

1,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/26	7/22 at 100.00	A–	1,788,600

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	455,889

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	585,105

340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 21.938%, 6/01/18 (IF)	No Opt. Call	AA	576,943

2,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/34	11/16 at 100.00	AA–	2,108,560

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A	590,805

500	Pender County, North Carolina, Limited General Obligation Bonds, Series 2012, 4.500%, 6/01/36	6/22 at 100.00	Aa3	548,610

1,000	University of North Carolina at Chapel Hill, General Revenue Bonds, Index Tender Series 2012B, 0.883%, 12/01/41	6/17 at 100.00	Aaa	1,003,210

100	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 – AMBAC Insured	4/14 at 100.00	N/R	102,278
11,455	Total North Carolina			13,283,858
	North Dakota – 0.7%

1,500	University of North Dakota, Housing and Auxiliary Facilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,731,315

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006:
150	5.250%, 7/01/16	No Opt. Call	BBB–	164,774
340	5.125%, 7/01/29	7/16 at 100.00	BBB–	350,598
1,990	Total North Dakota			2,246,687
	Ohio – 0.9%

550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27 (WI/DD, Settling 5/09/13)	2/23 at 100.00	BB+	582,725

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)

$1,875	Ohio State University, General Receipts Bonds, Special Purpose Series 2013A, 3.000%, 6/01/27	No Opt. Call	Aa2	$1,868,738

500	Summit County Port Authority, Ohio, Development Revenue Bonds, County NonTax Revenues, Series 2012, 5.000%, 12/01/31	12/22 at 100.00	Aa2	572,225

2,925	Total Ohio			3,023,688
	Oklahoma – 0.4%

1,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2011B, 5.000%, 1/01/26	1/21 at 100.00	AA–	1,215,870
	Oregon – 1.6%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 5.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+	1,144,170

750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	BBB+	873,600

	Lafayette, Yamhill County, Oregon, General Obligation Bonds, Full Faith Credit Refunding Series 2012:
345	3.000%, 12/01/16 – AGM Insured	No Opt. Call	Baa1	359,780
365	3.000%, 12/01/18 – AGM Insured	No Opt. Call	Baa1	382,586
390	3.250%, 12/01/20 – AGM Insured	No Opt. Call	Baa1	412,487

	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A:
410	4.000%, 1/01/24	1/15 at 103.00	N/R	417,946
300	4.350%, 1/01/28	1/15 at 103.00	N/R	304,227
300	4.600%, 1/01/33	1/15 at 103.00	N/R	302,049

1,150	Sutherlin, Douglas County, Oregon, Water Revenue Bonds, Anticipation Notes Series 2012, 1.400%, 11/15/13	5/13 at 100.00	N/R	1,150,219
5,010	Total Oregon			5,347,064
	Pennsylvania – 3.1%

1,200	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Variable Rate Demand Obligation Series 2012B, 0.390%, 11/01/39	7/17 at 102.00	AA	1,211,736

30	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Bonds, Series1997D, 0.000%, 3/15/15 – AMBAC Insured	No Opt. Call	N/R	26,345

	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Notes, Series1997F:
30	0.000%, 3/15/14 – AMBAC Insured	No Opt. Call	N/R	30,000
1,200	0.000%, 3/15/17 – AMBAC Insured	No Opt. Call	N/R	914,016

1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4284, 17.815%, 7/01/36 (IF) (5)	1/22 at 100.00	AA–	1,684,270

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,484,338

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	BBB	511,585

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	1,113,589

300	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	AA	325,682

280	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+	293,058

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	1,086,949

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

$500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 5.000%, 7/01/17	No Opt. Call	BBB–	$545,349

870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	4/19 at 100.00	A2	1,030,784
9,300	Total Pennsylvania			10,257,701
	Puerto Rico – 0.2%

500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	BBB+	534,325
	Rhode Island – 0.6%

1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Senior Series 2013A, 3.250%, 12/01/22 (Alternative Minimum Tax)	12/20 at 100.00	A+	1,009,010

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
695	6.000%, 6/01/23	6/13 at 100.00	Baa1	704,327
150	6.125%, 6/01/32	6/13 at 100.00	BBB+	151,485
1,845	Total Rhode Island			1,864,822
	South Carolina – 1.3%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	Aa3	553,785

500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	584,160

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+	750,612

1,200	South Carolina Jobs-Economic Development Authority, Hospital Refunding Revenue Bonds, Georgetown Hospital System, Series 2012B, 4.000%, 2/01/30 – AGM Insured	2/17 at 100.00	A3	1,215,180

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	290,133

750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2012B, 4.000%, 10/01/30	10/22 at 100.00	A1	801,915
3,940	Total South Carolina			4,195,785
	South Dakota – 0.2%

500	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B, 5.000%, 6/01/26	6/23 at 100.00	A–	592,325
	Tennessee – 0.7%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,125,560

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Variable Rate Demand Obligation Series 2012B, 0.830%, 10/01/38	4/17 at 100.00	AA+	1,250,000
2,250	Total Tennessee			2,375,560
	Texas – 12.9%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB	861,863

2,000	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Hays New Campus Project, Series 2012, 4.125%, 8/01/36	8/22 at 100.00	AA	2,126,119

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa2	$1,579,329

965	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB	1,094,667

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012:
300	2.150%, 8/15/14	No Opt. Call	BBB	301,485
300	2.250%, 8/15/15	No Opt. Call	BBB	302,676
300	2.350%, 8/15/16	No Opt. Call	BBB	303,996

675	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–	700,880

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
315	3.100%, 12/01/22	No Opt. Call	BBB–	315,255
1,625	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,636,326

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013A, 5.000%, 11/01/38 (WI/DD, Settling 5/02/13) (Alternative Minimum Tax)	11/20 at 100.00	A+	2,123,860

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,194,380

1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,827,840

	Harris County Water Control and Improvement District 74, Texas, General Obligation Bonds, Series 2010:
210	4.550%, 8/01/23	2/18 at 100.00	N/R	225,878
195	5.000%, 8/01/36	2/18 at 100.00	N/R	211,113
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,656,274

25	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 5.250%, 11/15/21 – NPFG Insured	5/13 at 100.00	BBB	25,249

2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012B, 0.450%, 5/15/34	12/16 at 100.00	AA	2,006,820

1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2012, 5.000%, 9/01/29	9/13 at 100.00	A2	1,013,750

1,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/22 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,195,930

1,630	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	1,852,479

100	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/32	8/14 at 37.33	AAA	36,503

2,000	Midland College District, Texas, General Obligation Bonds, Series 2012, 3.000%, 2/15/25	2/22 at 100.00	AA	2,044,380

2,500	Montgomery County Municipal Utility District 46, Texas, General Obligation Bonds, Refunding Series 2013, 3.125%, 3/01/30	3/21 at 100.00	AA–	2,448,450

400	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/32	2/15 at 103.00	BBB–	421,268

2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012, 4.125%, 8/15/32	8/22 at 100.00	AA	2,091,860

1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB–	1,077,850

375	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	422,302

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$1,000	Rockport, Texas, Certificates of Obligation, Series 2007, 5.250%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA	$1,125,679

825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	993,200

1,000	San Antonio Public Facilities Corporation, Texas, Improvement and Refunding Lease Revenue Bonds, Convention Center Refinancing and Expansion Project, Series 2012, 4.000%, 9/15/30	9/22 at 100.00	AA+	1,062,239

1,735	Texas State, General Obligation Bonds, College Student Loan Series 2012, 3.250%, 8/01/29 (Alternative Minimum Tax)	8/22 at 100.00	Aaa	1,753,373

475	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	518,661

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	2,325,399

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,139,999

2,000	Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor University Issue Series 2012, 4.125%, 3/01/43	3/22 at 100.00	A+	2,085,719
40,100	Total Texas			43,103,051
	Utah – 1.9%

1,100	Utah Charter School Finance Authority, Charter School Revenue Bonds, Ogden Preparatory Academy, Series 2012, 3.250%, 10/15/36	No Opt. Call	AA	1,037,047

585	Utah County, Utah, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	635,211

	Utah Infrastructure Agency, Telecommunications & Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA–	572,830
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA–	599,976

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	472,584

1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,684,477

90	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	91,637

95	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	99,538

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 17.401%, 6/15/26 – AGM Insured (IF) (5)	6/18 at 100.00	AAA	1,170,510
5,625	Total Utah			6,363,810
	Virgin Islands – 1.1%

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/31 – ACA Insured	10/14 at 100.00	BBB+	518,280

250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 4.000%, 10/01/20 – FGIC Insured	10/16 at 100.00	BBB+	261,690

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,111,190

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,177,820

500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB+	564,445
3,250	Total Virgin Islands			3,633,425

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 1.8%

$1,900	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA–	$2,170,351

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2012B, 3.000%, 2/01/29	No Opt. Call	AA+	982,070

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,176,591

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	43,045
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,523,326
5,155	Total Virginia			5,895,383
	Washington – 2.2%

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	2,070,481

1,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2012-D, 5.000%, 7/01/35	7/22 at 100.00	Aa1	1,157,080

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	98,561

600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.406%, 7/01/32 – AGM Insured (IF) (5)	7/17 at 100.00	AA+	822,246

75	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	80,431

750	University of Washington, General Revenue Bonds, Tender Option Bond Trust 3005, 17.605%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	1,124,430

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3	1,078,010

	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2001:
60	5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	Aa3	60,172
25	5.000%, 12/01/19 – AMBAC Insured	6/13 at 100.00	BBB–	25,047

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
30	6.500%, 6/01/26	6/13 at 100.00	A3	30,599
660	6.625%, 6/01/32	6/13 at 100.00	Baa1	673,187
6,000	Total Washington			7,220,244
	West Virginia – 0.8%

1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,340,049

1,500	West Virginia Water Development Authority, Water Development Revenue Bonds, Loan Program III, Refunding Series 2012A, 3.500%, 7/01/33 (Alternative Minimum Tax)	No Opt. Call	Aa3	1,463,955
2,650	Total West Virginia			2,804,004
	Wisconsin – 2.1%

390	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	N/R	402,714

485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 4287, 17.666%, 10/01/20 (IF) (5)	No Opt. Call	Aa3	732,486

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010-3184, 17.823%, 11/15/17 (IF)	No Opt. Call	AA+	772,460

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

$1,665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	$1,903,661

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B, 18.547%, 8/15/37 (IF) (5)	2/20 at 100.00	AA–	646,254

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	A–	810,848

225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 4.500%, 8/15/30	No Opt. Call	A–	231,116

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,235,080
90	6.000%, 5/01/33	5/19 at 100.00	AA–	109,331
5,545	Total Wisconsin			6,843,950
	Wyoming – 1.4%

625	Laramie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	A+	698,963

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,174,999

2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,375,239

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	288,392
3,875	Total Wyoming			4,537,593
$296,147	Total Municipal Bonds (cost $304,503,743)			324,566,190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%

	Pennsylvania – 0.5%

$1,500	Tioga County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, Mansfield Auxiliary Corporation Project at Mansfield University, Series 2012C-1, 3.000%, 3/01/14	No Opt. Call	MIG2	$1,518,885
	Total Short-Term Investments (cost $1,515,423)			1,518,885
	Total Investments (cost $306,019,166) – 98.0%			326,085,075
	Floating Rate Obligations – (0.8)%			(2,560,000)
	Other Assets Less Liabilities – 2.8%			9,380,855
	Net Assets – 100%			$332,905,930

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$324,566,190	$—	$324,566,190
Short-Term Investments:
Municipal Bonds	—	1,518,885	—	1,518,885
Total	$—	$326,085,075	$—	$326,085,075

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $303,269,550.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$20,651,519
Depreciation	(395,996)
Net unrealized appreciation (depreciation) of investments	$20,255,523

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

26	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 28, 2013